Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015 are as follows:

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥126,422	¥126,419	¥3	¥—
Foreign equity securities	136,171	136,171	—	—
Domestic debt securities	27,745	212	24,821	2,712
Foreign debt securities	29,244	10	29,234	—
Derivatives:
Forward exchange contracts	1,048	—	1,048	—
Interest rate swap agreements	664	—	664	—
Currency swap agreements	34,805	—	34,805	—
Currency option agreements	290	—	290	—

Liabilities
Derivatives:
Forward exchange contracts	522	—	522	—
Interest rate swap agreements	2,043	—	2,043	—
Currency swap agreements	571	—	571	—
Currency option agreements	¥85	¥—	¥85	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥227,001	¥227,001	¥—	¥—
Foreign equity securities	158,321	158,321	—	—
Domestic debt securities	29,204	202	28,716	286
Foreign debt securities	40,413	11	40,402	—
Derivatives:
Forward exchange contracts	2,537	—	2,537	—
Interest rate swap agreements	1	—	1	—
Currency swap agreements	76,638	—	76,638	—
Currency option agreements	474	—	474	—
Forward contracts	—	—	—	—

Liabilities
Derivatives:
Forward exchange contracts	753	—	753	—
Interest rate swap agreements	3,327	—	3,327	—
Currency swap agreements	777	—	777	—
Currency option agreements	80	—	80	—
Forward contracts	¥145	¥—	¥145	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥2,888	¥—	¥—	¥2,888	¥651
Investments in affiliated companies	44,968	—	—	44,968	51,279
Cost method investments	128	—	—	128	2,108
Long-lived assets	9,135	—	—	9,135	5,738

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥7,999	¥—	¥—	¥7,999	¥1,187
Cost method investments	116	—	—	116	2,016
Goodwill	2,136	—	—	2,136	3,464
Long-lived assets	3,518	—	107	3,411	38,739

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs